Accumulated Other Comprehensive Income (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Amount reclassified from accumulated other comprehensive income
Net realized gains on investments, excluding other-than-temporary impairment losses	$ 838	$ 371	$ 320
Portion of net loss (gain) recognized in other comprehensive income, before taxes	0	0	(19)
Provision for income taxes	(929)	(1,639)	227
Net income	3,573	4,884	1,778
Reclassified from accumulated other comprehensive income
Amount reclassified from accumulated other comprehensive income
Net income	491	229	131
Unrealized gains on securities | Reclassified from accumulated other comprehensive income
Amount reclassified from accumulated other comprehensive income
Net realized gains on investments, excluding other-than-temporary impairment losses	454	353	223
Provision for income taxes	(159)	(124)	(78)
Net income	295	229	145
OTTI | Reclassified from accumulated other comprehensive income
Amount reclassified from accumulated other comprehensive income
Portion of net loss (gain) recognized in other comprehensive income, before taxes	301	0	(21)
Provision for income taxes	(105)	0	7
Net income	$ 196	$ 0	$ (14)